ASSETS HELD FOR SALE AND DISPOSITIONS - Assets held for sale (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) property	Dec. 31, 2017 CAD ($) property
ASSETS HELD FOR SALE AND DISPOSITIONS
Fair value	$ 44,238	$ 391,453
Assets held for sale
ASSETS HELD FOR SALE AND DISPOSITIONS
Number of investment properties | property	6	10
Fair value	$ 44,238	$ 391,500
Brampton, Ontario
ASSETS HELD FOR SALE AND DISPOSITIONS
Fair value	13,380
Richmond Hill, Ontario
ASSETS HELD FOR SALE AND DISPOSITIONS
Fair value	7,800
Montezuma, Iowa
ASSETS HELD FOR SALE AND DISPOSITIONS
Fair value	7,148
Victor, Iowa
ASSETS HELD FOR SALE AND DISPOSITIONS
Fair value	5,520
408 N Maplewood Avenue, Williamsburg, Iowa
ASSETS HELD FOR SALE AND DISPOSITIONS
Fair value	7,162
411 N Maplewood Avenue, Williamsburg, Iowa
ASSETS HELD FOR SALE AND DISPOSITIONS
Fair value	$ 3,228